Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Changes in Warranty Liability

Changes in the Company’s warranty liability for the nine months ended September 30, 2013, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, are as follows (in thousands):

	Successor		Predecessor
	Nine Months Ended September 30, 2013	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012
Warranty liability, beginning of period	$14,317	$14,000	$14,314
Warranty provision during period	3,131	1,649	187
Warranty payments during period	(3,900)	(1,944)	(845)
Warranty charges related to pre-existing warranties during period	354	80	85
Warranty charges related to construction services projects	267	347	114
Fresh start adjustment	—	—	145

Warranty liability, end of period	$14,169	$14,132	$14,000

liability and adjusts the amounts as necessary. Changes in the Company’s warranty liability for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011and 2010 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Warranty liability, beginning of period	$14,000	$14,314	$16,341	$21,365
Warranty provision during period	2,731	187	2,380	2,574
Warranty payments during period	(3,216)	(845)	(4,699)	(8,277)
Warranty charges related to pre-existing warranties during period	802	199	292	679
Fresh start adjustment	—	145	—	—

Warranty liability, end of period	$14,317	$14,000	$14,314	$16,341

Schedule Of Interest Incurred Under Company's Debt Obligations

Interest activity for the three months ended September 30, 2013 and 2012, the nine months ended September 30, 2013, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, are as follows (in thousands):

	Successor				Predecessor
	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2013	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012
Interest incurred	$7,511	$8,729	$22,511	$22,336	$7,145
Less: Interest capitalized	7,460	6,238	19,909	15,009	4,638

Interest expense, net of amounts capitalized	$51	$2,491	$2,602	$7,327	$2,507

Cash paid for interest	$283	$6,315	$14,854	$18,061	$8,924

development are expensed in the period incurred. Interest activity for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011and 2010 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Interest incurred	$30,526	$7,145	$61,464	$62,791
Less: Interest capitalized	(21,399)	(4,638)	(36,935)	(39,138)

Interest expense, net of amounts capitalized	$9,127	$2,507	$24,529	$23,653

Cash paid for interest	$26,560	$8,924	$48,018	$59,748